Accrued expenses and other liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accrued expenses and other liabilities
Accrued vessel operating expenses and voyage expenses	$ 8,320,291	$ 12,096,220
Other accrued expenses	2,913,476	4,181,864
Total accrued expenses	$ 11,233,767	$ 16,278,084